United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/2012

Date of Reporting Period: Quarter ended 04/30/2012

Item 1. Schedule of Investments

Federated Government Ultrashort Duration Fund

Portfolio of Investments

April 30, 2012 (unaudited)

Principal Amount		Value
	Adjustable Rate Mortgages – 27.2%
	Federal Home Loan Mortgage Corporation ARM – 5.9%
$930,486	2.086%, 7/1/2030	953,170
989,256	2.160%, 3/1/2033	1,035,164
296,168	2.213%, 5/1/2033	309,245
786,335	2.259%, 1/1/2027	811,382
6,271,908	2.379%, 2/1/2034	6,612,547
7,863,157	2.398%, 4/1/2034	8,311,844
101,743	2.459%, 7/1/2033	107,373
3,240,465	2.485%, 9/1/2036	3,428,863
2,306,850	2.487%, 8/1/2036	2,465,446
1,027,340	2.491%, 9/1/2025	1,072,837
12,041,645	2.525%, 5/1/2037	12,797,992
3,792,284	2.560%, 2/1/2036	4,053,004
3,553,656	2.714%, 8/1/2037	3,797,970
437,412	2.778%, 5/1/2037	467,483
	TOTAL	46,224,320
	Federal National Mortgage Association ARM – 17.8%
905,004	1.390%, 9/1/2027	929,289
900,655	1.560%, 5/1/2040	906,962
166,680	1.560%, 5/1/2040	167,853
435,181	1.560%, 8/1/2040	438,809
6,687,859	2.130%, 9/1/2034	7,003,339
2,431,311	2.180%, 4/1/2024	2,516,660
8,552,842	2.250%, 1/1/2035	8,976,036
86,880	2.270%, 8/1/2032	91,008
12,488,560	2.280%, 10/1/2034	13,164,966
401,385	2.310%, 7/1/2033	423,598
3,765,348	2.330%, 6/1/2036	3,968,229
76,239	2.340%, 2/1/2033	79,732
21,394	2.370%, 6/1/2028	22,168
6,421,372	2.390%, 5/1/2035	6,774,688
103,332	2.410%, 12/1/2032	109,405
20,749,177	2.410%, 2/1/2039	21,933,873
4,138,582	2.440%, 8/1/2034	4,365,115
3,406,753	2.470%, 6/1/2036	3,636,004
4,778,538	2.530%, 1/1/2035	5,086,658
596,989	2.540%, 2/1/2037	635,614
5,278,442	2.650%, 9/1/2037	5,641,335
13,724,713	2.680%, 8/1/2036	14,668,287
538,312	2.750%, 5/1/2036	575,321
398,766	2.820%, 3/1/2033	425,223
18,519,629	2.900%, 8/1/2035	19,792,854
2,578,466	3.060%, 4/1/2033	2,723,249
4,629,054	4.260%, 7/1/2035	4,895,813
8,635,278	4.460%, 7/1/2038	9,152,963
	TOTAL	139,105,051

Principal Amount			Value
		Government National Mortgage Association ARM – 3.5%
$9,840,521	[2]	2.026%, 2/20/2062	10,479,171
9,488,390	[2]	2.049%, 3/20/2061	9,897,529
6,840,495	[2]	2.073%, 2/20/2061	7,135,458
		TOTAL	27,512,158
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $208,318,087)	212,841,529
		Collateralized Mortgage Obligations – 29.8%
		Federal Home Loan Mortgage Corporation REMIC – 10.4%
790,214		Series 2292 KF, 0.489%, 7/25/2022	786,271
2,596,559		Series 2869 JF, 0.490%, 4/15/2034	2,595,397
180,138		Series 2625 FJ, 0.540%, 7/15/2017	180,159
4,726,712		Series 2861 AF, 0.540%, 9/15/2034	4,729,023
5,305,682		Series 3085 VF, 0.560%, 12/15/2035	5,297,985
1,587,776		Series 2571 FB, 0.590%, 2/15/2018	1,592,208
3,340,125		Series 2758 FH, 0.590%, 3/15/2019	3,351,970
95,441		Series 2534 FJ, 0.590%, 4/15/2022	95,447
130,960		Series 2534 EF, 0.590%, 5/15/2022	130,968
1,811,006		Series 2796 FD, 0.590%, 7/15/2026	1,811,305
198,125		Series 2596 FQ, 0.590%, 3/15/2033	198,145
424,312		Series 2488 WF, 0.640%, 8/15/2017	425,794
448,390		Series 2470 FI, 0.640%, 10/15/2026	449,273
1,141,338		Series 2493 F, 0.640%, 9/15/2029	1,142,791
486,389		Series 2286 FA, 0.640%, 2/15/2031	487,200
817,398		Series 2477 FD, 0.640%, 7/15/2032	818,092
1,558,270		Series 2479 FA, 0.640%, 8/15/2032	1,561,099
1,538,529		Series 2526 FC, 0.640%, 11/15/2032	1,540,571
4,778,849		Series 2812 LF, 0.640%, 6/15/2034	4,787,809
142,631		Series 2395 FT, 0.690%, 12/15/2031	143,042
2,804,122		Series 2671 F, 0.690%, 9/15/2033	2,811,453
724,263		Series 2111 MA, 0.740%, 1/15/2029	727,830
740,008		Series 2111 MB, 0.740%, 1/15/2029	743,653
755,753		Series 2111 MC, 0.740%, 1/15/2029	759,475
617,946		Series 2471 FS, 0.740%, 2/15/2032	621,144
720,750		Series 2504 FP, 0.740%, 3/15/2032	724,414
861,660		Series 2610 FD, 0.740%, 12/15/2032	864,843
55,568		Series 2452 FG, 0.790%, 3/15/2032	55,891
657,641		Series 2380 FI, 0.840%, 6/15/2031	663,070
3,456,707		Series 2380 FL, 0.840%, 11/15/2031	3,486,484
522,545		Series 2396 FL, 0.840%, 12/15/2031	526,882
732,150		Series 2389 FI, 0.990%, 6/15/2031	741,834
10,169,776		Series 3542 NF, 0.990%, 7/15/2036	10,270,272
2,006,331		Series 2418 FO, 1.140%, 2/15/2032	2,031,975
1,919,041		Series 1534 J, 1.150%, 6/15/2023	1,939,958
1,974,769		Series 2326 FJ, 1.190%, 6/15/2031	2,000,613
2,880,670		Series 2344 FP, 1.190%, 8/15/2031	2,921,742
2,811,706		Series 2412 OF, 1.190%, 12/15/2031	2,847,076
845,964		Series 2451 FC, 1.240%, 5/15/2031	858,790
857,669		Series 2470 FW, 1.240%, 5/15/2031	870,114
821,173		Series 2470 FX, 1.240%, 5/15/2031	833,089
629,963		Series 2481 FC, 1.240%, 5/15/2031	639,105

Principal Amount		Value
$2,877,539	Series 2475 FL, 1.240%, 2/15/2032	2,920,870
1,918,359	Series 2476 FC, 1.240%, 2/15/2032	1,947,246
1,120,418	Series 2460 FE, 1.240%, 6/15/2032	1,137,256
1,125,450	Series 2470 GF, 1.240%, 6/15/2032	1,142,364
1,164,666	Series 2498 HF, 1.240%, 6/15/2032	1,182,169
184,650	Series 1146 E, 1.300%, 9/15/2021	187,058
1,688,485	Series 1632 FB, 1.450%, 11/15/2023	1,713,637
1,139,410	Series 2495 F, 3.116%, 9/15/2032	1,141,565
	TOTAL	81,436,421
	Federal National Mortgage Association REMIC – 12.3%
14,491,727	Series 2006-W1 2AF1, 0.459%, 2/25/2046	14,345,173
629,021	Series 2001-61 FM, 0.490%, 10/18/2016	626,117
8,133	Series 2003-17 WF, 0.539%, 7/25/2017	8,135
800,011	Series 2001-34 FB, 0.540%, 12/18/2028	797,197
700,084	Series 2001-53 FX, 0.589%, 10/25/2031	696,102
3,875,105	Series 2003-66 FA, 0.589%, 7/25/2033	3,873,656
111,574	Series 2003-26 QF, 0.639%, 10/25/2017	111,662
3,455,299	Series 2003-35 FY, 0.639%, 5/25/2018	3,468,496
4,441,471	Series 2004-49 FN, 0.639%, 7/25/2034	4,448,178
592,835	Series 1998-22 FA, 0.640%, 4/18/2028	591,155
1,829,675	Series 2001-46 F, 0.640%, 9/18/2031	1,833,873
3,129,310	Series 2002-77 FH, 0.640%, 12/18/2032	3,138,588
5,370,384	Series 2006-60 FD, 0.669%, 4/25/2035	5,393,122
220,666	Series 2001-32 F, 0.689%, 7/25/2016	221,307
168,963	Series 2000-34 F, 0.689%, 10/25/2030	168,590
582,163	Series 2002-4 FJ, 0.689%, 2/25/2032	583,985
743,957	Series 2002-74 FV, 0.689%, 11/25/2032	746,540
903,284	Series 2002-82 FG, 0.689%, 12/25/2032	905,655
8,508,568	Series 2004-49 FQ, 0.689%, 7/25/2034	8,535,864
8,788,275	Series 2006-90 FE, 0.689%, 9/25/2036	8,821,695
121,802	Series 2000-37 FA, 0.739%, 11/25/2030	121,711
140,530	Series 2002-83 LF, 0.739%, 7/25/2031	140,572
211,533	Series 2001-34 FL, 0.739%, 8/25/2031	212,607
946,703	Series 2001-68 FD, 0.739%, 12/25/2031	952,646
306,857	Series 2002-82 FP, 0.739%, 2/25/2032	307,164
747,078	Series 2002-9 FH, 0.739%, 3/25/2032	750,410
641,355	Series 2002-52 FD, 0.739%, 9/25/2032	643,990
888,741	Series 2002-90 FH, 0.739%, 9/25/2032	893,347
596,452	Series 2002-82 FB, 0.739%, 12/25/2032	599,453
1,022,507	Series 2003-2 FA, 0.739%, 2/25/2033	1,027,651
1,503,065	Series 2003-14 FT, 0.739%, 3/25/2033	1,509,788
6,280,602	Series 2003-107 FD, 0.739%, 11/25/2033	6,300,882
554,063	Series 2002-41 F, 0.789%, 7/25/2032	558,553
48,024	Series 2002-39 FB, 0.790%, 3/18/2032	48,302
4,723,205	Series 2002-58 FD, 0.839%, 8/25/2032	4,759,975
28,545	Series 1993-220 FA, 0.850%, 11/25/2013	28,614
1,115,035	Series 2002-37 F, 1.039%, 11/25/2031	1,124,907
2,026,582	Series 2002-17 JF, 1.239%, 4/25/2032	2,057,918
5,352,598	Series 2002-47 NF, 1.239%, 4/25/2032	5,435,645
1,455,049	Series 2002-64 FJ, 1.239%, 4/25/2032	1,477,548

Principal Amount			Value
$2,221,856		Series 2002-82 FC, 1.239%, 9/25/2032	2,255,485
1,816,473		Series 2002-34 FC, 1.240%, 12/18/2031	1,844,015
870,180		Series 2002-75 FD, 1.240%, 11/18/2032	883,285
1,130,752		Series 2002-53 FG, 1.339%, 7/25/2032	1,152,184
1,103,418		Series 1993-165 FE, 1.400%, 9/25/2023	1,119,738
579,609		Series 1993-62 FA, 2.406%, 4/25/2023	599,899
		TOTAL	96,121,379
		Government National Mortgage Association REMIC – 2.9%
420,743		Series 2001-22 FG, 0.590%, 5/16/2031	420,986
392,304		Series 2001-21 FB, 0.640%, 1/16/2027	393,410
631,914		Series 1999-43 FA, 0.690%, 11/16/2029	631,517
21,099,118	[2]	Series 2011-H07 FA, 0.743%, 2/20/2061	21,023,161
754,335		Series 1999-40 FE, 0.790%, 11/16/2029	755,777
		TOTAL	23,224,851
		Fannie Mae – 4.2%
5,710,846		Fannie Mae BA 4035 BA 4035 FB, 0.738%, 8/25/2039	5,728,902
9,772,073		Fannie Mae FA, 0.738%, 9/25/2038	9,820,846
17,125,235		Fannie Mae GS 3381 GS 3381 FC, 0.838%, 2/25/2037	17,256,127
		TOTAL	32,805,875
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $233,071,017)	233,588,526
		GOVERNMENT AGENCIES – 15.1%
		Federal Farm Credit Bank System Floating Rate Notes – 2.6%[1]
10,000,000		0.239%, 8/19/2013	10,007,912
10,000,000		0.259%, 8/22/2013	10,010,615
		TOTAL	20,018,527
		Federal Home Loan Bank Notes – 4.6%
5,000,000		0.090%, 5/04/2012	4,999,947
4,000,000		0.125%, 3/05/2013	3,994,131
5,000,000		0.200%, 10/30/2012	4,998,486
7,000,000		0.200%, 3/08/2013	6,984,592
5,000,000		0.250%, 1/08/2013	4,993,201
10,000,000		0.340%, 11/20/2012	9,994,919
		TOTAL	35,965,276
		Federal Home Loan Bank System Floating Rate Note – 0.6%[1]
5,000,000		0.179%, 1/24/2014	5,001,756
		Federal Home Loan Mortgage Corporation Floating Rate Notes – 5.7%[1]
10,000,000		0.181%, 11/2/2012	10,001,028
10,000,000		0.191%, 2/4/2013	10,000,776
10,000,000		0.191%, 5/3/2013	10,001,020
5,000,000		0.201%, 8/10/2012	5,000,564
10,000,000		0.211%, 11/4/2013	10,001,533
		TOTAL	45,004,921
		Federal National Mortgage Association Floating Rate Notes – 1.6%[1]
7,500,000		0.380%, 10/17/2013	7,516,655
5,000,000		0.405%, 5/17/2013	5,010,107
		TOTAL	12,526,762
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $118,482,095)	118,517,242

Principal Amount			Value
		Mortgage-Backed Securities – 0.1%
		Federal National Mortgage Association – 0.1%
$63,824		7.500%, 30 Year, 1/1/2032	74,513
331,563		7.500%, 30 Year, 8/1/2032	386,202
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $420,717)	460,715
		Repurchase Agreements – 27.6%
101,260,000		Interest in $4,360,000,000 joint repurchase agreement 0.20%, dated 4/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,360,024,222 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,475,702,137.	101,260,000
15,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.16%, dated 3/6/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,400,000 on 6/4/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/20/2042 and the market value of those underlying securities was $1,021,699,254.	15,000,000
100,000,000		Interest in $750,000,000 joint repurchase agreement 0.21%, dated 4/30/2012 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $750,004,375 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2042 and the market value of those underlying securities was $765,002,100.	100,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	216,260,000
		TOTAL INVESTMENTS — 99.8% (IDENTIFIED COST $776,551,916)[4]	781,668,012
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[5]	1,159,993
		TOTAL NET ASSETS — 100%	$782,828,005
1	Represents the current interest rate for the floating rate security.
2	Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	At April 30, 2012, the cost of investments for federal tax purposes was $776,551,916. The net unrealized appreciation of investments for federal tax purposes was $5,116,096. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,982,663 and net unrealized depreciation from investments for those securities having an excess of cost over value of $866,567.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$ —	$185,329,371	$27,512,158	$212,841,529
Collateralized Mortgage Obligations	—	212,565,365	21,023,161[1]	233,588,526
Government Agencies	—	118,517,242	—	118,517,242
Mortgage-Backed Securities	—	460,715	—	460,715
Repurchase Agreements	—	216,260,000	—	216,260,000
TOTAL SECURITIES	$ —	$733,132,693	$48,535,319	$781,668,012
1	Includes $21,159,297 of a security transferred from Level 2 to Level 3 because the Adviser determined that this security more appropriately meets the definition of Level 3. Transfer shown represents the value of the security at the beginning of the period.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Adjustable Rate Mortgages	Investments in Collateralized Mortgage Obligations	Total
Balance as of November 1, 2011	$0	$0	$0
Change in unrealized appreciation (depreciation)	(61,860)	(460,668)	(522,528)
Purchases	28,175,841	632,850	28,808,690
(Sales)	(601,823)	(308,318)	(910,141)
Transfers into Level 3	—	21,159,297	21,159,297
Balance as of April 30, 2012	$27,512,158	$21,023,161	$48,535,318
The total change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2012	$(61,860)	$(460,668)	$(522,528)

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
REMIC	— Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date June 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 19, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date June 19, 2012